Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
Schedule of Significant Customer Risk Percentage
	2020	2019
Customer A	-%	89%
Customer B	51%	-%
Customer C	26%	3%
	77%	92%